(Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Transfers and Servicing of Financial Assets, Transfers of Financial Assets, Policy
Factoring
The Company accounts for transfers of its trade receivable as sales when it has surrendered control over the related assets in accordance with ASC Topic 860 “Transfer and Servicing” of Financial Assets. Whether control has been relinquished requires, among other things, an evaluation of relevant legal considerations and an assessment of the nature and extent of the Company’s continuing involvement with the assets transferred. Assets obtained and liabilities incurred in connection with transfers reported as sales are initially recognized in the balance sheet at fair value.